Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY  10019

April 12, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Funds (the “Trust”)

File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “1933 Act”) and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summary described for the funds listed below under Appendix A and filed pursuant to Rule 497(c) under the 1933 Act on April 1, 2016.  The April 1, 2016 Rule 497(c) filing (Accession No. 0001193125-16-527395) is hereby incorporated by reference to today’s Rule 497(c) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9100.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Direxion Monthly NASDAQ Biotechnology Bull 2X Fund	Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund
Direxion Monthly MSCI Europe Bull 2X Fund	Direxion Monthly MSCI Europe Bear 1.25X Fund
Direxion MSCI EAFE Bull 2X Fund	Direxion Monthly MSCI EAFE Bear 1.25X Fund